Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consists of the following at December 31, 2020 and 2019:

	2020	2019
Finished goods	$32,358	$104,868
Promotional items	552	552
Raw materials	7,893	7,737
	$40,803	$113,156
Prepaid inventory	$-	$50,000